Acquisitions and dispositions	12 Months Ended
Dec. 31, 2014
Business Acquisitions and Dispositions [Abstract]
Acquisitions and dispositions
Acquisitions and dispositions

We sometimes structure our acquisitions with both an initial payment and later contingent payments tied to post-closing revenue or income growth. Contingent payments totaled $4 million in 2014.

At Dec. 31, 2014, we have no remaining obligation to pay additional consideration for any of our acquired companies or joint ventures, based on contractual agreements. The acquisitions and dispositions described below did not have a material impact on BNY Mellon’s results of operations.

Acquisitions in 2014

On May 1, 2014, BNY Mellon acquired the remaining 65% interest of HedgeMark International, LLC for $26 million. Since 2011, BNY Mellon held a 35% ownership stake in HedgeMark. Goodwill related to this acquisition totaled $47 million and is included in the Investment Services business. The customer relationship intangible asset related to this acquisition is included in our Investment Services business and totaled $1 million at acquisition.

Dispositions in 2014

On April 23, 2014, BNY Mellon sold the subsidiary that conducts corporate trust business in Mexico that was part of our Investment Services business, for $65 million. As a result of this sale, we recorded an after-tax gain of $4 million. In addition, goodwill of $8 million and customer relationship intangible assets of $1 million were removed from the balance sheet as a result of this sale.

Dispositions in 2013

On May 31, 2013, BNY Mellon sold SourceNet Solutions, our accounts payable outsourcing support services provider that was part of our Investment Services business, for $11 million. As a result of this sale, we recorded a pre-tax gain of $2 million and an after-tax gain of $10 million.

On Sept. 27, 2013, Newton Management Limited, together with Newton Investment Management Limited, an investment boutique of BNY Mellon, sold Newton’s private client business, for $120 million. As a result of this sale, we recorded a pre-tax gain of $27 million and an after-tax gain of $5 million. In addition, goodwill of $69 million and customer relationship intangible assets of $7 million were removed from the balance sheet as a result of this sale.

Acquisition in 2012

On Oct 1, 2012, BNY Mellon acquired the remaining 50% interest of the WestLB Mellon Asset Management joint venture for cash of $22 million, plus a contingent payment of $13 million which was paid in August 2013. We later renamed the unit Meriten Investment Management GmbH. Goodwill related to this acquisition totaled $70 million and is included in our Investment Management business. This goodwill is not deductible for tax purposes. Customer relationship intangible assets related to this acquisition are included in our Investment Management business, with a life of 8 years, and totaled $23 million at acquisition.